Accounts receivable (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Accounts Receivable, Net [Abstract]
Beginning balance	$ 0	$ 0
Charged to expense	13,328	0
Ending balance	$ 13,328	$ 0